Finance Income (Expense), Net (Details) - Schedule of components of finance (income) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Components Of Finance Income Abstract
Bank commissions	$ (16)	$ (18)	$ (23)
Net loss from exchange rate fluctuations	(54)
Other loss from short-term investment revaluation	(229)
Other financial expense		(4)	(363)
Finance expenses	(299)	(22)	(386)
Interest income on bank deposits	222	24	44
Exchange rate fluctuations		63	27
Other gain from short-term investment remeasurement		162	11
Finance income	222	249	82
Total financial income (expenses), net	$ (77)	$ 227	$ (304)